UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08876

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 111.6%(1)
Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.4%

Aernnova Aerospace S.A.U

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 22, 2027	EUR	1,071	$924,623

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 26, 2027	EUR	4,179	3,606,030

AI Convoy (Luxembourg) S.a.r.l.

Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing January 17, 2027	EUR	4,300	4,518,955

Term Loan, 4.65%, (USD LIBOR + 3.50%), Maturing January 17, 2027(2)		5,300	5,041,625

Dynasty Acquisition Co., Inc.

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		7,692	6,804,051

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		14,307	12,655,535

IAP Worldwide Services, Inc.

Revolving Loan, 1.38%, (3 mo. USD LIBOR + 5.50%), Maturing July 19, 2021(3)		944	870,428

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2020(4)		1,230	972,702

TransDigm, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024		30,713	27,051,743

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing December 9, 2025		52,226	45,934,044

WP CPP Holdings, LLC

Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing April 30, 2025(2)		29,911	22,657,925

			$131,037,661

Automotive — 2.7%

Adient US, LLC

Term Loan, 5.52%, (3 mo. USD LIBOR + 4.00%), Maturing May 6, 2024		3,002	$2,725,535

American Axle and Manufacturing, Inc.

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 6, 2024		19,982	17,392,839

Autokiniton US Holdings, Inc.

Term Loan, 6.78%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025		9,751	7,801,050

Bright Bidco B.V.

Term Loan, 4.57%, (USD LIBOR + 3.50%), Maturing June 30, 2024(2)		20,281	6,346,394

Chassix, Inc.

Term Loan, 7.35%, (USD LIBOR + 5.50%), Maturing November 15, 2023(2)		7,136	5,137,740

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)

CS Intermediate Holdco 2, LLC

Term Loan, 2.75%, (1 mo. USD LIBOR + 2.00%, Floor 0.75%), Maturing November 2, 2023		3,980	$2,885,499

Dayco Products, LLC

Term Loan, 5.86%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		11,762	8,821,423

Garrett LX III S.a.r.l.

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	4,953	4,830,626

Goodyear Tire & Rubber Company (The)

Term Loan - Second Lien, 3.20%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		6,883	6,397,198

IAA, Inc.

Term Loan, 2.69%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026		7,208	6,910,550

Panther BF Aggregator 2 L.P.

Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing April 30, 2026	EUR	500	511,853

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026		28,015	25,459,015

Tenneco, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		36,870	28,582,235

Thor Industries, Inc.

Term Loan, 4.75%, (USD LIBOR + 3.75%), Maturing February 1, 2026(2)		9,142	8,414,111

TI Group Automotive Systems, LLC

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing June 30, 2022		9,693	9,038,823

Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	6,637	6,673,370

Visteon Corporation

Term Loan, 2.40%, (USD LIBOR + 1.75%), Maturing March 25, 2024(2)		2,500	2,353,125

			$150,281,386

Beverage and Tobacco — 0.3%

Arterra Wines Canada, Inc.

Term Loan, 3.80%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		4,754	$4,595,058

Flavors Holdings, Inc.

Term Loan, 7.20%, (3 mo. USD LIBOR + 5.75%), Maturing June 30, 2020		11,387	10,874,520

Term Loan - Second Lien, 11.45%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		2,000	1,820,000

			$17,289,578

18	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Brokerage / Securities Dealers / Investment Houses — 0.5%

Advisor Group, Inc.

Term Loan, 5.40%, (1 mo. USD LIBOR + 5.00%), Maturing July 31, 2026	12,921	$10,764,912

Clipper Acquisitions Corp.

Term Loan, 2.73%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	12,145	11,598,893

OZ Management L.P.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	527	522,126

Resolute Investment Managers, Inc.

Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 30, 2023	3,800	3,420,000

		$26,305,931

Building and Development — 3.4%

ACProducts, Inc.

Term Loan, 8.19%, (3 mo. USD LIBOR + 6.50%), Maturing August 18, 2025	4,375	$3,937,500

Advanced Drainage Systems, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026	3,348	3,276,803

American Builders & Contractors Supply Co., Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027	23,651	22,365,107

APi Group DE, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026	16,259	15,807,048

Brookfield Property REIT, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	4,244	3,221,220

Core & Main L.P.

Term Loan, 3.99%, (USD LIBOR + 2.75%), Maturing August 1, 2024(2)	18,330	17,405,549

CPG International, Inc.

Term Loan, 5.93%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024	14,906	13,639,349

Cushman & Wakefield U.S. Borrower, LLC

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025	37,569	34,979,251

Henry Company, LLC

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing October 5, 2023	2,583	2,402,926

NCI Building Systems, Inc.

Term Loan, 4.58%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	10,295	8,896,682

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)

Quikrete Holdings, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027		12,568	$11,774,842

RE/MAX International, Inc.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing December 15, 2023		16,203	15,230,866

Realogy Group, LLC

Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		8,065	6,811,544

Summit Materials Companies I, LLC

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		2,029	1,925,901

Werner FinCo L.P.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		13,335	11,534,943

WireCo WorldGroup, Inc.

Term Loan, 6.07%, (6 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		8,336	6,314,161

Term Loan - Second Lien, 10.07%, (6 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		8,525	6,180,625

			$185,704,317

Business Equipment and Services — 9.2%

Adtalem Global Education, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		6,214	$5,776,719

Airbnb, Inc.

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 17, 2025		7,500	7,659,375

AlixPartners, LLP

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	9,331	9,969,471

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing April 4, 2024		21,863	21,174,392

Allied Universal Holdco, LLC

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		4,065	3,814,392

Amentum Government Services Holdings, LLC

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing February 1, 2027		11,075	10,680,453

AppLovin Corporation

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025		34,338	32,856,900

Term Loan, Maturing August 15, 2025(5)		6,125	5,864,687

19	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

ASGN Incorporated

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing April 2, 2025	3,433	$3,369,019

Belfor Holdings, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	6,749	6,529,657

BidFair MergeRight, Inc.

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing January 15, 2027	7,713	6,748,604

Bracket Intermediate Holding Corp.

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	9,565	8,740,122

Brand Energy & Infrastructure Services, Inc.

Term Loan, 5.45%, (USD LIBOR + 4.25%), Maturing June 21, 2024(2)	8,370	7,127,732

Camelot U.S. Acquisition 1 Co.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing October 31, 2026	12,028	11,601,865

CCC Information Services, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024	7,508	7,128,231

Ceridian HCM Holding, Inc.

Term Loan, 2.64%, (1 week USD LIBOR + 2.50%), Maturing April 30, 2025	23,392	22,193,286

CM Acquisition Co.

Term Loan, 11.45%, (3 mo. USD LIBOR + 10.00%), Maturing July 26, 2023	2,042	1,910,901

Da Vinci Purchaser Corp.

Term Loan, 5.24%, (6 mo. USD LIBOR + 4.00%), Maturing January 8, 2027	4,125	3,908,437

Deerfield Dakota Holding, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 9, 2027	1,325	1,274,209

EAB Global, Inc.

Term Loan, 4.88%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing November 15, 2024(2)	13,254	12,624,911

EIG Investors Corp.

Term Loan, 5.39%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023	34,191	31,711,936

Garda World Security Corporation

Term Loan, 6.39%, (3 mo. USD LIBOR + 4.75%), Maturing October 30, 2026	8,983	8,692,543

IG Investment Holdings, LLC

Term Loan, 5.45%, (3 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	30,024	25,088,644

IRI Holdings, Inc.

Term Loan, 5.86%, (3 mo. USD LIBOR + 4.25%), Maturing December 1, 2025	23,674	20,300,084

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Iron Mountain, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		9,286	$8,751,584

KAR Auction Services, Inc.

Term Loan, 2.88%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026		5,342	4,887,830

Kronos Incorporated

Term Loan, 4.76%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		76,871	74,420,557

KUEHG Corp.

Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025		27,563	22,567,174

Term Loan - Second Lien, 9.70%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025		4,075	3,158,125

LGC Group Holdings Limited

Term Loan, Maturing April 21, 2027(5)		3,600	3,402,000

Term Loan, Maturing January 22, 2027(5)	EUR	3,025	3,154,170

Monitronics International, Inc.

Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), Maturing March 29, 2024		15,398	10,470,689

Outfront Media Capital, LLC

Term Loan, 2.58%, (1 mo. USD LIBOR + 1.75%), Maturing November 18, 2026		3,314	3,065,775

PGX Holdings, Inc.

Term Loan, 0.00%, Maturing September 29, 2020(6)		12,701	5,397,870

Pre-Paid Legal Services, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		8,985	8,255,068

Prometric Holdings, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing January 29, 2025		5,591	4,640,920

Rockwood Service Corporation

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing January 23, 2027		5,075	4,669,000

Sabre GLBL, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		6,605	6,088,225

Prime Security Services Borrower, LLC

Term Loan, Maturing September 23, 2026(5)		1,500	1,436,562

Speedster Bidco GmbH

Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing March 31, 2027	EUR	2,550	2,569,466

Spin Holdco, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing November 14, 2022		34,520	31,887,735

20	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Vestcom Parent Holdings, Inc.

Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		1,806	$1,652,295

WASH Multifamily Laundry Systems, LLC

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022		11,277	10,205,832

West Corporation

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		4,986	3,891,006

Term Loan, 5.45%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		5,016	3,954,899

Zephyr Bidco Limited

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing July 23, 2025	EUR	5,025	4,993,838

Zephyr Bidco Limited

Term Loan, 4.48%, (3 mo. GBP LIBOR + 4.25%), Maturing July 23, 2025	GBP	8,725	9,642,966

			$509,910,156

Cable and Satellite Television — 4.4%

Altice France S.A.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		10,862	$10,101,994

Term Loan, 4.81%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		8,764	8,181,882

Charter Communications Operating, LLC

Term Loan, 2.16%, (1 mo. USD LIBOR + 1.75%), Maturing February 1, 2027		12,241	11,819,572

CSC Holdings, LLC

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		44,783	43,036,691

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		5,795	5,546,741

Mediacom Illinois, LLC

Term Loan, 1.90%, (1 week USD LIBOR + 1.75%), Maturing February 15, 2024		3,127	3,029,683

Numericable Group S.A.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	6,406	6,590,218

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		17,566	16,257,597

Telenet Financing USD, LLC

Term Loan, 2.81%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2028		39,725	37,957,237

Telenet International Finance S.a.r.l.

Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing April 30, 2029	EUR	8,465	9,100,774

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)

UPC Broadband Holding B.V.

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2028		8,800	$8,338,000

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing April 30, 2029	EUR	3,150	3,365,628

Virgin Media Bristol, LLC

Term Loan, 3.31%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028		41,755	39,600,537

Virgin Media SFA Finance Limited

Term Loan, 3.51%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	9,825	11,735,228

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	13,800	14,650,139

Ziggo B.V.

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 31, 2029	EUR	15,300	16,092,033

			$245,403,954

Chemicals and Plastics — 4.6%

Aruba Investments, Inc.

Term Loan, 4.32%, (6 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		10,993	$10,663,360

Axalta Coating Systems US Holdings, Inc.

Term Loan, 3.20%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		22,997	22,462,127

Caldic B.V.

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing July 18, 2024	EUR	500	501,694

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing July 18, 2024	EUR	2,266	2,274,146

Chemours Company (The)

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 3, 2025	EUR	5,742	5,769,825

Element Solutions, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing January 31, 2026		8,088	7,789,612

Emerald Performance Materials, LLC

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 1, 2021		3,575	3,390,423

Ferro Corporation

Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,420	3,308,806

Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,648	3,529,055

Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,727	3,605,774

21	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Flint Group GmbH

Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%, Floor 0.75%), Maturing September 7, 2021	EUR	1,212	$1,097,668

Term Loan, 4.02%, (2 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		1,944	1,584,078

Flint Group US, LLC

Term Loan, 4.02%, (2 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		11,758	9,582,372

Term Loan, 4.02%, (USD LIBOR + 3.00%), Maturing September 7, 2021(2)		2,910	2,371,650

Gemini HDPE, LLC

Term Loan, 3.27%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		12,723	12,214,489

Hexion, Inc.

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 1, 2026	EUR	18,800	19,314,349

INEOS Enterprises Holdings II Limited

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing August 28, 2026	EUR	2,325	2,453,898

INEOS Enterprises Holdings US Finco, LLC

Term Loan, 5.11%, (3 mo. USD LIBOR + 3.50%), Maturing August 28, 2026		2,535	2,395,373

INEOS Finance PLC

Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 1, 2024	EUR	8,085	8,560,848

Inovyn Finance PLC

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 9, 2027	EUR	9,065	9,511,416

Kraton Polymers, LLC

Term Loan, 2.75%, (1 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	1,051	1,140,593

Messer Industries GmbH

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 1, 2026	EUR	4,575	4,863,106

Minerals Technologies, Inc.

Term Loan, 3.06%, (USD LIBOR + 2.25%), Maturing February 14, 2024(2)		13,866	13,684,378

Momentive Performance Materials, Inc.

Term Loan, 3.66%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024		1,143	1,019,732

PMHC II, Inc.

Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 31, 2025		14,294	11,864,001

PQ Corporation

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2027		22,369	21,457,503

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Pregis TopCo Corporation

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing July 31, 2026		6,559	$5,935,499

Rohm Holding GmbH

Term Loan, 5.00%, (2 mo. EURIBOR + 5.00%), Maturing July 31, 2026	EUR	1,900	1,726,420

Term Loan, 6.78%, (6 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		3,890	3,073,278

Spectrum Holdings III Corp.

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		2,094	1,806,273

Starfruit Finco B.V.

Term Loan, 3.86%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		10,699	9,775,875

Tronox Finance, LLC

Term Loan, 3.59%, (USD LIBOR + 2.75%), Maturing September 23, 2024(2)		25,424	23,924,098

Univar, Inc.

Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		23,481	22,776,168

Venator Materials Corporation

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		577	503,702

			$255,931,589

Clothing / Textiles — 0.1%

Samsonite International SA

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing April 25, 2025		4,607	$4,277,187

			$4,277,187

Conglomerates — 0.1%

Penn Engineering & Manufacturing Corp.

Term Loan, 4.12%, (3 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,088	$1,942,102

SGB-SMIT Management GmbH

Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing July 18, 2024	EUR	8,722	3,584,424

			$5,526,526

Containers and Glass Products — 3.0%

Berry Global, Inc.

Term Loan, 2.83%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		7,749	$7,585,813

Term Loan, 2.83%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		10,031	9,780,459

22	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)

Berry Global, Inc. (continued)

Term Loan, 2.83%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2026		2,555	$2,449,850

BWAY Holding Company

Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		11,217	9,730,438

Flex Acquisition Company, Inc.

Term Loan, 4.43%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		35,554	33,420,692

Term Loan, 4.68%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		5,141	4,823,490

Libbey Glass, Inc.

Term Loan, 3.86%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		13,864	6,764,057

Pelican Products, Inc.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing May 1, 2025		9,926	8,263,160

Proampac PG Borrower, LLC

Term Loan, 4.84%, (USD LIBOR + 3.50%), Maturing November 20, 2023(2)		8,384	7,796,697

Reynolds Consumer Products, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing February 4, 2027		3,525	3,404,142

Reynolds Group Holdings, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		61,112	58,509,773

Trident TPI Holdings, Inc.

Term Loan, 4.32%, (USD LIBOR + 3.25%), Maturing October 17, 2024(2)		15,721	13,913,160

			$166,441,731

Cosmetics / Toiletries — 0.6%

Kronos Acquisition Holdings, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 15, 2023		36,924	$33,323,642

			$33,323,642

Drugs — 6.1%

Aenova Holding GmbH

Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing March 6, 2025	EUR	2,175	$2,304,025

Akorn, Inc.

Term Loan, 15.50%, (1 mo. USD LIBOR + 14.50%, Floor 1.00%), 14.75% cash, 0.75% PIK, Maturing April 16, 2021		21,478	18,328,263

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)

Albany Molecular Research, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing August 30, 2024		9,432	$8,687,415

Alkermes, Inc.

Term Loan, 3.01%, (1 mo. USD LIBOR + 2.25%), Maturing March 27, 2023		13,128	12,143,739

Amneal Pharmaceuticals, LLC

Term Loan, 3.94%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		30,249	27,186,526

Arbor Pharmaceuticals, Inc.

Term Loan, 6.00%, (2 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing July 5, 2023		16,420	13,765,844

Bausch Health Cos., Inc.

Term Loan, 3.72%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		40,427	39,180,136

Catalent Pharma Solutions, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing May 18, 2026		10,271	10,142,859

Elanco Animal Health, Inc.

Term Loan, Maturing February 4, 2027(5)		20,700	20,022,944

Endo Luxembourg Finance Company I S.a.r.l.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing April 29, 2024		30,047	27,628,527

Grifols Worldwide Operations USA, Inc.

Term Loan, 2.14%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027		36,641	35,541,601

Horizon Therapeutics USA, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%), Maturing May 22, 2026		13,469	13,210,395

Jaguar Holding Company II

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		67,093	65,981,995

Mallinckrodt International Finance S.A.

Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		37,992	27,109,754

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		15,188	10,707,579

Nidda Healthcare Holding AG

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 21, 2026	EUR	1,000	1,036,263

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 21, 2026	EUR	6,425	6,650,067

			$339,627,932

23	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment — 0.8%

Advanced Disposal Services, Inc.

Term Loan, 3.00%, (1 week USD LIBOR + 2.25%, Floor 0.75%), Maturing November 10, 2023		21,546	$21,357,138

EnergySolutions, LLC

Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		20,179	18,362,673

US Ecology Holdings, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2026		3,092	3,030,405

			$42,750,216

Electronics / Electrical — 18.6%

Almonde, Inc.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 13, 2024		30,879	$26,967,424

Applied Systems, Inc.

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024		29,904	28,756,248

Term Loan - Second Lien, 8.45%, (3 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		4,000	3,860,000

Aptean, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		8,878	8,233,899

Astra Acquisition Corp.

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 1, 2027		7,825	7,316,375

Avast Software B.V.

Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing September 29, 2023		6,254	6,107,535

Banff Merger Sub, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		48,016	41,733,781

Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	3,506	3,335,022

Buzz Merger Sub, Ltd.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing January 29, 2027		5,825	5,577,438

Castle US Holding Corporation

Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing January 29, 2027		10,682	9,044,328

Celestica, Inc.

Term Loan, 3.25%, (2 mo. USD LIBOR + 2.13%), Maturing June 27, 2025		4,093	3,782,277

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		3,619	3,392,578

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Cohu, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		10,032	$8,326,654

CommScope, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		19,802	18,807,343

CPI International, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 26, 2024		15,150	12,801,362

Datto, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026		4,491	4,232,826

ECI Macola/Max Holdings, LLC

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		10,089	8,928,575

Electro Rent Corporation

Term Loan, 6.02%, (USD LIBOR + 5.00%), Maturing January 31, 2024(2)		23,761	22,033,585

Entegris, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing November 6, 2025		2,868	2,839,134

Epicor Software Corporation

Term Loan, 3.66%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		46,013	44,611,948

EXC Holdings III Corp.

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing December 2, 2024	EUR	1,711	1,717,591

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		3,551	3,338,119

Fiserv Investment Solutions, Inc.

Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing February 18, 2027		5,825	5,650,250

Flexera Software, LLC

Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing February 26, 2025(2)		2,992	2,891,841

Go Daddy Operating Company, LLC

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing February 15, 2024		58,600	57,013,325

Hyland Software, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 1, 2024		37,011	35,701,286

Term Loan - Second Lien, 7.75%, (1 mo. USD LIBOR + 7.00%, Floor 0.75%), Maturing July 7, 2025		7,034	6,612,183

Infoblox, Inc.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		16,516	15,814,286

24	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Informatica, LLC

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing February 25, 2027	EUR	2,875	$3,038,984

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing February 25, 2027		64,100	60,494,375

Term Loan - Second Lien, 7.13%, Maturing February 25, 2025(7)		5,525	5,345,438

MA FinanceCo., LLC

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		31,390	30,252,191

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		5,548	5,170,939

MACOM Technology Solutions Holdings, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		14,602	13,141,363

Marcel LUX IV S.a.r.l.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing March 15, 2026		1,767	1,687,521

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 16, 2026	EUR	3,350	3,435,533

MaxLinear, Inc.

Term Loan, 3.31%, (1 mo. USD LIBOR + 2.50%), Maturing May 12, 2024		6,947	6,773,684

Mirion Technologies, Inc.

Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		6,094	5,892,927

MKS Instruments, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026		4,005	3,904,788

MTS Systems Corporation

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 5, 2023		3,521	3,415,412

NCR Corporation

Term Loan, 2.91%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026		10,895	10,404,964

Recorded Books, Inc.

Term Loan, Maturing August 29, 2025(5)		2,825	2,627,250

Renaissance Holding Corp.

Term Loan - Second Lien, 7.76%, (3 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		2,175	1,866,874

Seattle Spinco, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		37,468	34,920,624

SGS Cayman L.P.

Term Loan, 6.83%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		3,791	2,634,621

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

SkillSoft Corporation

Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing April 28, 2021	57,613	$34,486,693

SolarWinds Holdings, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	73,255	71,363,041

Solera, LLC

Term Loan, 4.36%, (3 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	54,190	51,570,683

Sparta Systems, Inc.

Term Loan, 4.56%, (6 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	7,043	6,061,524

SS&C Technologies Holdings Europe S.a.r.l.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	12,064	11,659,930

SS&C Technologies, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	7,583	7,322,619

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	16,912	16,344,244

STG-Fairway Holdings, LLC

Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing January 31, 2027	4,350	3,808,969

SurveyMonkey, Inc.

Term Loan, 3.91%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	9,318	8,572,652

Sutherland Global Services, Inc.

Term Loan, 6.83%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	16,285	11,318,208

Tibco Software, Inc.

Term Loan, 4.16%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2026	31,800	29,984,411

Term Loan - Second Lien, 7.66%, (1 mo. USD LIBOR + 7.25%), Maturing March 3, 2028	5,825	5,446,375

TriTech Software Systems

Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	4,051	3,510,945

TTM Technologies, Inc.

Term Loan, 3.48%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	11,983	11,773,318

Uber Technologies, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	7,608	7,216,508

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 4, 2025	38,878	36,901,566

Ultimate Software Group, Inc. (The)

Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	22,944	21,997,560

25	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Ultra Clean Holdings, Inc.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	10,253	$9,740,596

Verifone Systems, Inc.

Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	19,101	14,958,146

Veritas Bermuda, Ltd.

Term Loan, 5.95%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023	25,963	22,879,793

Vero Parent, Inc.

Term Loan, 7.86%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	25,069	22,907,137

Vertiv Group Corporation

Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing March 2, 2027	1,200	1,127,063

VS Buyer, LLC

Term Loan, 4.86%, (3 mo. USD LIBOR + 3.25%), Maturing February 28, 2027	12,375	11,787,187

Vungle, Inc.

Term Loan, 5.99%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026	7,686	7,302,056

Western Digital Corporation

Term Loan, 2.77%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	4,209	4,080,378

		$1,028,556,303

Equipment Leasing — 0.7%

Avolon TLB Borrower 1 (US), LLC

Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), Maturing January 15, 2025	21,425	$20,284,627

Delos Finance S.a.r.l.

Term Loan, 3.20%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023	15,593	14,868,103

IBC Capital Limited

Term Loan, 4.64%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023	1,839	1,613,721

		$36,766,451

Financial Intermediaries — 3.8%

Aretec Group, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	26,453	$22,110,170

Citco Funding, LLC

Term Loan, 3.57%, (6 mo. USD LIBOR + 2.50%), Maturing September 28, 2023	24,119	23,455,958

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

Claros Mortgage Trust, Inc.

Term Loan, 4.11%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026		4,546	$4,091,302

Ditech Holding Corporation

Term Loan, 0.00%, Maturing June 30, 2022(6)		28,127	11,250,649

EIG Management Company, LLC

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing February 22, 2025		2,769	2,508,953

Evergood 4 ApS

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	8,550	8,915,092

FinCo. I, LLC

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		9,934	9,629,412

Focus Financial Partners, LLC

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024		14,577	13,921,291

Franklin Square Holdings L.P.

Term Loan, 2.69%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025		6,723	6,252,037

Greenhill & Co., Inc.

Term Loan, 3.97%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		7,327	6,777,167

GreenSky Holdings, LLC

Term Loan, 3.69%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		11,643	10,653,218

Guggenheim Partners, LLC

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing July 21, 2023		35,059	33,350,230

Harbourvest Partners, LLC

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing March 3, 2025		2,101	2,012,051

LPL Holdings, Inc.

Term Loan, 2.24%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026		19,850	19,254,742

Nets Holding A/S

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing February 6, 2025	EUR	1,000	1,030,784

Starwood Property Trust, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026		1,636	1,492,408

StepStone Group L.P.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing March 27, 2025		6,517	6,354,075

Victory Capital Holdings, Inc.

Term Loan, 3.94%, (3 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		14,416	13,866,652

26	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

Virtus Investment Partners, Inc.

Term Loan, 3.23%, (1 mo. USD LIBOR + 2.25%), Maturing June 1, 2024	8,324	$8,053,832

Walker & Dunlop, Inc.

Term Loan, 2.72%, (3 mo. USD LIBOR + 2.00%), Maturing November 7, 2025	4,440	4,284,387

		$209,264,410

Food Products — 4.4%

Alphabet Holding Company, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	36,210	$32,649,493

Atkins Nutritionals Holdings II, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 7, 2024	3,975	3,882,985

B&G Foods, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026	3,060	2,983,771

Badger Buyer Corp.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing September 30, 2024	12,854	9,511,827

Del Monte Foods, Inc.

Term Loan, 4.86%, (USD LIBOR + 3.25%), Maturing February 18, 2021(2)	15,528	15,314,796

Froneri International Ltd.

Term Loan - Second Lien, Maturing January 31, 2028(5)	1,125	1,063,125

Froneri International, Ltd.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing January 29, 2027	21,650	20,175,094

Hearthside Food Solutions, LLC

Term Loan, 4.09%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025	13,190	12,176,076

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	6,295	5,857,266

HLF Financing S.a.r.l.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025	26,251	24,761,234

Jacobs Douwe Egberts International B.V.

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025	22,212	21,786,025

JBS USA Lux S.A.

Term Loan, 3.07%, (6 mo. USD LIBOR + 2.00%), Maturing May 1, 2026	55,582	53,940,382

Nomad Foods Europe Midco Limited

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	19,135	18,549,256

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)

Sunshine Investments B.V.

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 28, 2025	EUR	10,618	$11,351,698

Term Loan, 4.76%, (3 mo. GBP LIBOR + 4.00%), Maturing March 28, 2025	GBP	750	914,711

Valeo F1 Company Limited (Ireland)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	9,500	8,942,681

			$243,860,420

Food Service — 1.8%

1011778 B.C. Unlimited Liability Company

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026		51,016	$48,231,735

IRB Holding Corp.

Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing February 5, 2025(2)		23,111	20,303,267

Restaurant Technologies, Inc.

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		8,162	7,304,666

US Foods, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2023		22,602	20,973,523

			$96,813,191

Food / Drug Retailers — 0.3%

Allsup’s Convenience Stores, Inc.

Term Loan, 6.88%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024		6,003	$5,432,941

L1R HB Finance Limited

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	8,523	5,863,923

Term Loan, 5.77%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	6,773	5,374,141

			$16,671,005

Forest Products — 0.1%

Clearwater Paper Corporation

Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%), Maturing July 26, 2026		4,065	$4,003,840

			$4,003,840

Health Care — 8.9%

Acadia Healthcare Company, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing February 16, 2023		1,266	$1,226,260

27	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Accelerated Health Systems, LLC

Term Loan, 4.33%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		7,324	$6,372,061

ADMI Corp.

Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		5,450	4,691,131

Alliance Healthcare Services, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing October 24, 2023		9,341	5,137,687

Term Loan - Second Lien, 11.00%, (1 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing April 24, 2024		5,175	2,070,000

athenahealth, Inc.

Term Loan, 5.28%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		10,904	10,181,963

Avantor, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing November 21, 2024		7,847	7,748,620

BioClinica, Inc.

Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing October 20, 2023		16,107	14,576,663

BW NHHC Holdco, Inc.

Term Loan, 6.62%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		13,076	8,151,529

Carestream Dental Equipment, Inc.

Term Loan, 4.32%, (6 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		711	584,318

CeramTec AcquiCo GmbH

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 7, 2025	EUR	15,327	15,508,467

Certara L.P.

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		7,559	6,841,209

Change Healthcare Holdings, LLC

Term Loan, 3.50%, (3mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing March 1, 2024		6,718	6,500,600

CHG Healthcare Services, Inc.

Term Loan, 4.07%, (6 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		19,584	18,604,772

CryoLife, Inc.

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		5,156	4,924,278

Elsan S.A.S.

Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing October 31, 2024	EUR	2,250	2,420,459

Ensemble RCM, LLC

Term Loan, 5.51%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026		6,020	5,804,044

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Envision Healthcare Corporation

Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		70,466	$49,502,149

Gentiva Health Services, Inc.

Term Loan, 3.69%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025		33,045	31,309,900

Greatbatch Ltd.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing October 27, 2022		10,341	10,116,478

Hanger, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		23,395	21,348,000

Inovalon Holdings, Inc.

Term Loan, 3.88%, (1 mo. USD LIBOR + 3.00%), Maturing April 2, 2025		12,206	11,870,516

IQVIA, Inc.

Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%), Maturing March 7, 2024		2,660	2,570,444

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing January 17, 2025		14,860	14,361,880

MPH Acquisition Holdings, LLC

Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023		29,244	27,008,875

National Mentor Holdings, Inc.

Term Loan, 4.96%, (USD LIBOR + 4.25%), Maturing March 9, 2026(2)		7,640	7,296,226

Term Loan, 5.71%, (3 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		347	331,366

Navicure, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026		9,175	8,624,500

One Call Corporation

Term Loan, 6.95%, (3 mo. USD LIBOR + 5.25%), Maturing November 25, 2022		15,365	13,073,454

Ortho-Clinical Diagnostics S.A.

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing June 30, 2025	EUR	4,225	4,126,456

Term Loan, 4.27%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		33,777	30,230,118

Parexel International Corporation

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		9,130	8,428,430

Phoenix Guarantor, Inc.

Term Loan, 4.08%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026		21,376	20,013,444

Radiology Partners, Inc

Term Loan, 5.67%, (USD LIBOR + 4.25%), Maturing July 9, 2025(2)		3,930	3,553,658

28	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

RadNet, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2023		10,102	$9,439,003

Select Medical Corporation

Term Loan, 3.07%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025		37,393	35,663,481

Surgery Center Holdings, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 3, 2024		13,745	12,324,388

Term Loan, 9.00%, (1 mo. USD LIBOR + 8.00%, Floor 1.00%), Maturing September 3, 2024		2,500	2,512,500

Team Health Holdings, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 6, 2024		7,009	5,211,527

Tecomet, Inc.

Term Loan, 4.43%, (6 mo. USD LIBOR + 3.25%), Maturing May 1, 2024		16,402	15,035,517

U.S. Anesthesia Partners, Inc.

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 23, 2024		780	670,770

Verscend Holding Corp.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		22,349	21,186,630

Viant Medical Holdings, Inc.

Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		2,952	2,258,492

			$489,412,263

Home Furnishings — 0.5%

Serta Simmons Bedding, LLC

Term Loan, 4.61%, (USD LIBOR + 3.50%), Maturing November 8, 2023(2)		63,420	$27,482,163

			$27,482,163

Industrial Equipment — 4.5%

AI Alpine AT Bidco GmbH

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing October 31, 2025	EUR	6,125	$5,765,676

Altra Industrial Motion Corp.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		8,542	8,125,997

Apex Tool Group, LLC

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), Maturing August 1, 2024		17,287	13,953,789

Carlisle Foodservice Products, Inc.

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing March 20, 2025		6,748	5,528,981

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Clark Equipment Company

Term Loan, 3.20%, (3 mo. USD LIBOR + 1.75%), Maturing May 18, 2024		13,387	$12,620,564

Columbus McKinnon Corporation

Term Loan, 3.95%, (3 mo. USD LIBOR + 2.50%), Maturing January 31, 2024		4,922	4,749,476

CPM Holdings, Inc.

Term Loan, Maturing November 17, 2025(5)		2,750	2,229,219

Delachaux Group S.A.

Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing April 16, 2026	EUR	2,650	2,744,281

Term Loan, 5.36%, (6 mo. USD LIBOR + 4.50%), Maturing April 16, 2026		5,841	4,994,055

DexKo Global, Inc.

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,631	2,356,951

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	6,577	5,892,408

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 24, 2024		11,887	10,272,605

DXP Enterprises, Inc.

Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing August 29, 2023		5,192	4,698,647

Dynacast International, LLC

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		10,460	6,254,160

Engineered Machinery Holdings, Inc.

Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing July 19, 2024		14,721	13,451,393

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		2,014	1,848,258

EWT Holdings III Corp.

Term Loan, 3.45%, (2 mo. USD LIBOR + 2.75%), Maturing December 20, 2024		23,281	22,582,134

Filtration Group Corporation

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		26,863	25,743,703

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	3,641	3,647,021

Gates Global, LLC

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	7,834	8,005,160

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 1, 2024		2,309	2,145,673

LTI Holdings, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		7,362	5,963,424

29	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

LTI Holdings, Inc. (continued)

Term Loan, 5.15%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		2,438	$1,990,830

Minimax Viking GmbH

Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	1,953	2,099,690

Quimper AB

Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	20,625	21,295,237

Robertshaw US Holding Corp.

Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing February 28, 2025(2)		23,062	17,029,735

Terex Corporation

Term Loan, 3.45%, (3 mo. USD LIBOR + 2.00%), Maturing January 31, 2024		8,811	8,326,182

Thermon Industries, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 30, 2024		3,069	2,854,228

Titan Acquisition Limited

Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		24,797	21,943,029

			$249,112,506

Insurance — 3.5%

Alliant Holdings Intermediate, LLC

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		4,759	$4,476,950

Term Loan, 3.97%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		5,732	5,415,012

AmWINS Group, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing January 25, 2024		49,832	48,420,194

Andromeda Investissements

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing June 12, 2026	EUR	2,250	2,425,595

AssuredPartners, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2027		4,115	3,873,978

Asurion, LLC

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		42,187	40,478,082

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2024		2,456	2,359,535

Term Loan - Second Lien, 6.90%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		28,200	27,201,241

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Insurance (continued)

Financiere CEP S.A.S.

Term Loan, 4.00%, (2 mo. EURIBOR + 4.00%), Maturing January 16, 2025	EUR	1,425	$1,547,271

Hub International, Ltd.

Term Loan, 4.02%, (USD LIBOR + 3.00%), Maturing April 25, 2025(2)		22,043	20,918,480

NFP Corp.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing February 15, 2027		36,280	32,803,184

USI, Inc.

Term Loan, Maturing December 2, 2026(5)		5,895	5,640,778

			$195,560,300

Leisure Goods / Activities / Movies — 4.5%

AMC Entertainment Holdings, Inc.

Term Loan, 4.08%, (6 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		10,391	$7,701,800

Amer Sports Oyj

Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	20,475	17,487,242

Ancestry.com Operations, Inc.

Term Loan, 4.66%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026		39,290	34,444,560

Bombardier Recreational Products, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2027		33,451	30,468,728

Cineworld Limited

Term Loan, Maturing February 5, 2027(5)		9,200	5,784,500

ClubCorp Holdings, Inc.

Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		21,472	16,124,011

Crown Finance US, Inc.

Term Loan, 2.38%, (6 mo. EURIBOR + 2.38%), Maturing February 28, 2025	EUR	3,531	2,663,405

Term Loan, 3.32%, (6 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		18,619	12,288,621

Delta 2 (LUX) S.a.r.l.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 1, 2024		1,250	1,148,047

Emerald Expositions Holding, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		12,789	10,050,162

Etraveli Holding AB

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing August 2, 2024	EUR	9,350	6,941,796

30	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Lindblad Expeditions, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		1,171	$907,253

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		4,683	3,629,011

Match Group, Inc.

Term Loan, 3.46%, (3 mo. USD LIBOR + 1.75%), Maturing February 15, 2027		7,625	7,287,830

Motion Finco S.a.r.l.

Term Loan, 4.32%, (USD LIBOR + 3.25%), Maturing November 4, 2026(2)		707	636,133

Term Loan, 4.32%, (USD LIBOR + 3.25%), Maturing November 13, 2026(2)		5,378	4,840,142

NASCAR Holdings, Inc.

Term Loan, 3.37%, (1 mo. USD LIBOR + 2.75%), Maturing October 19, 2026		8,563	8,021,232

Playtika Holding Corp.

Term Loan, 7.07%, (6 mo. USD LIBOR + 6.00%), Maturing December 10, 2024		34,661	34,401,291

SeaWorld Parks & Entertainment, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing March 31, 2024		4,423	3,757,838

SRAM, LLC

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024		10,100	9,696,161

Steinway Musical Instruments, Inc.

Term Loan, 4.54%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025		3,787	3,543,964

Travel Leaders Group, LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		14,482	11,006,358

UFC Holdings, LLC

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026		15,971	14,993,092

Vue International Bidco PLC

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing July 3, 2026	EUR	3,433	3,208,093

			$251,031,270

Lodging and Casinos — 4.1%

Aristocrat Technologies, Inc.

Term Loan, 2.86%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		10,829	$10,323,671

Azelis Finance S.A.

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing November 10, 2025	EUR	3,750	3,832,049

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

Boyd Gaming Corporation

Term Loan, 2.39%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		1,011	$951,367

Churchill Downs Incorporated

Term Loan, 2.41%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,421	3,253,397

CityCenter Holdings, LLC

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 18, 2024		25,953	23,078,922

Eldorado Resorts, LLC

Term Loan, 3.25%, (6 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		2,748	2,630,490

ESH Hospitality, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing September 18, 2026		2,275	2,099,162

GBT III B.V.

Term Loan, Maturing February 26, 2027(5)		13,798	12,349,119

Term Loan, Maturing February 26, 2027(5)		16,477	14,747,006

Golden Nugget, Inc.

Term Loan, 3.46%, (USD LIBOR + 2.50%), Maturing October 4, 2023(2)		45,710	37,465,729

Golden Nugget, LLC

Term Loan, 13.00%, (3 mo. USD LIBOR + 12.00%, Floor 1.00%), Maturing October 4, 2023		1,875	1,931,250

GVC Holdings (Gibraltar) Limited

Term Loan, 3.31%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024		22,843	21,966,978

GVC Holdings PLC

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	22,500	24,225,125

Hanjin International Corp.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,225	4,467,375

Playa Resorts Holding B.V.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024		14,170	11,764,476

Richmond UK Bidco Limited

Term Loan, 4.98%, (6 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,453	2,537,396

Stars Group Holdings B.V. (The)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	8,950	9,722,035

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		42,037	41,616,483

			$228,962,030

31	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals — 0.6%

Arconic Rolled Products Corporation

Term Loan, 3.24%, (1 mo. USD LIBOR + 2.75%), Maturing March 25, 2027		3,625	$3,606,875

CD&R Hydra Buyer, Inc.

Term Loan, 7.50%, (0.00% cash, 7.50% PIK), Maturing August 15, 2021(4)(7)		392	295,768

Murray Energy Corporation

DIP Loan, 13.00%, (1 mo. USD LIBOR + 11.00%, Floor 2.00%), Maturing July 31, 2020		5,008	4,997,722

Term Loan, 0.00%, Maturing October 17, 2022(6)		17,992	314,865

Noranda Aluminum Acquisition Corporation

Term Loan, 0.00%, Maturing February 28, 2021(6)		2,904	203,276

Oxbow Carbon, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		8,170	7,393,498

Rain Carbon GmbH

Term Loan, 3.00%, (2 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	14,875	14,181,663

			$30,993,667

Oil and Gas — 3.4%

Ameriforge Group, Inc.

Term Loan, 8.45%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		14,898	$13,035,370

Apergy Corporation

Term Loan, 2.94%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		3,193	2,873,494

Blackstone CQP Holdco L.P.

Term Loan, 4.62%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		17,661	16,358,534

Buckeye Partners L.P.

Term Loan, 3.77%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026		11,950	11,277,813

Centurion Pipeline Company, LLC

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		3,432	3,028,354

CITGO Holding, Inc.

Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 1, 2023		2,985	2,529,788

CITGO Petroleum Corporation

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing July 29, 2021		15,341	14,650,467

Term Loan, 6.00%, (2 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 28, 2024		30,267	27,240,092

Delek US Holdings, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		10,950	9,913,405

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Fieldwood Energy, LLC

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing April 11, 2022		26,962	$6,875,427

Matador Bidco S.a.r.l.

Term Loan, 0.50%, Maturing October 15, 2026(3)		4,725	4,394,250

Term Loan, 5.15%, (1 mo. USD LIBOR + 4.75%), Maturing October 15, 2026		7,000	6,510,000

McDermott Technology Americas, Inc.

DIP Loan, 10.37%, (USD LIBOR + 9.00%), Maturing October 21, 2020(2)		12,163	11,696,661

DIP Loan, 10.65%, (3 mo. USD LIBOR + 9.00%), Maturing October 21, 2020		5,097	4,901,615

DIP Loan, 0.50%, Maturing October 23, 2020(3)		10,000	9,350,000

Term Loan, 0.00%, Maturing May 9, 2025(6)		19,164	6,196,292

Prairie ECI Acquiror L.P.

Term Loan, 6.20%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026		5,050	3,668,088

Term Loan, 6.20%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026		12,198	8,859,789

PSC Industrial Holdings Corp.

Term Loan, 4.98%, (6 mo. USD LIBOR + 3.75%), Maturing October 11, 2024		11,330	9,233,856

RDV Resources Properties, LLC

Term Loan, 6.87%, (3 mo. USD LIBOR + 5.50%), Maturing March 29, 2024(4)		2,965	1,678,674

Sunrise Oil & Gas Properties, LLC

Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023		826	784,910

Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023		834	704,320

Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023		963	678,875

UGI Energy Services, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026		12,059	10,913,282

			$187,353,356

Publishing — 1.0%

Axel Springer S.E.

Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), Maturing December 18, 2026	EUR	2,000	$1,945,352

Getty Images, Inc.

Term Loan, 4.94%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026		13,335	11,234,737

32	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Publishing (continued)

Getty Images, Inc. (continued)

Term Loan, 5.00%, (1 mo. EURIBOR + 5.00%), Maturing February 19, 2026	EUR	4,000	$3,565,163

Harland Clarke Holdings Corp.

Term Loan, 6.46%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023		4,609	2,909,587

LSC Communications, Inc.

Term Loan, 0.00%, Maturing September 30, 2022(6)		8,034	615,951

Nielsen Finance, LLC

Term Loan, 2.86%, (1 mo. USD LIBOR + 2.00%), Maturing October 4, 2023		15,132	14,668,934

ProQuest, LLC

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026		19,181	18,269,605

Tweddle Group, Inc.

Term Loan, 5.50%, (2 mo. USD LIBOR + 4.50%), Maturing September 17, 2023		1,927	1,500,709

			$54,710,038

Radio and Television — 3.2%

AP NMT Acquisition B.V.

Term Loan, 7.20%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021		5,029	$4,920,392

Banijay Entertainment S.A.S.

Term Loan, Maturing March 4, 2025(5)		4,500	4,173,750

Cumulus Media New Holdings, Inc.

Term Loan, 4.82%, (6 mo. USD LIBOR + 3.75%), Maturing March 31, 2026		4,548	3,950,595

Diamond Sports Group, LLC

Term Loan, 3.82%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026		35,994	29,537,679

Entercom Media Corp.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024		5,929	5,253,242

Entravision Communications Corporation

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024		8,283	7,812,022

Gray Television, Inc.

Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026		3,553	3,372,099

Hubbard Radio, LLC

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 28, 2025		10,057	7,793,833

iHeartCommunications, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026		2,269	2,042,381

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)

Mission Broadcasting, Inc.

Term Loan, 3.23%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	4,094	$3,871,142

Nexstar Broadcasting, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	15,915	15,047,665

Term Loan, 3.73%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	5,956	5,622,346

Sinclair Television Group, Inc.

Term Loan, 2.66%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	17,052	15,997,083

Term Loan, 3.32%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	7,512	7,033,344

Terrier Media Buyer, Inc.

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	25,733	24,017,750

Univision Communications, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024	44,233	39,201,623

		$179,646,946

Rail Industries — 0.0%(8)

Genesee & Wyoming, Inc.

Term Loan, 3.45%, (3 mo. USD LIBOR + 2.00%), Maturing December 30, 2026	1,650	$1,613,390

		$1,613,390

Retailers (Except Food and Drug) — 1.5%

Apro, LLC

Term Loan, 4.00%, Maturing November 16, 2026(3)	1,589	$1,521,361

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing November 14, 2026	5,547	5,311,452

Ascena Retail Group, Inc.

Term Loan, 5.63%, (USD LIBOR + 4.50%), Maturing August 21, 2022(2)	19,158	4,538,151

Bass Pro Group, LLC

Term Loan, 6.07%, (6 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	9,311	7,793,516

BJ’s Wholesale Club, Inc.

Term Loan, 3.08%, (1 mo. USD LIBOR + 2.25%), Maturing February 3, 2024	5,207	5,083,033

Coinamatic Canada, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022	1,404	1,270,293

33	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

David’s Bridal, Inc.

Term Loan, 7.65%, (3 mo. USD LIBOR + 6.00%), 1.00% cash, 6.65% PIK, Maturing June 30, 2023	2,767	$2,279,587

Go Wireless, Inc.

Term Loan, 7.50%, (3 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing December 22, 2024	2,763	2,203,120

Hoya Midco, LLC

Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	7,814	5,665,015

J. Crew Group, Inc.

Term Loan, 4.31%, (USD LIBOR + 3.00%), Maturing March 5, 2021(2)	22,380	11,824,239

LSF9 Atlantis Holdings, LLC

Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing May 1, 2023	13,780	10,932,101

PetSmart, Inc.

Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing March 11, 2022	16,350	15,908,550

PFS Holding Corporation

Term Loan, 0.00%, Maturing January 31, 2021(6)	11,258	4,334,410

Pier 1 Imports (U.S.), Inc.

Term Loan, 0.00%, Maturing April 30, 2021(6)	6,008	788,536

Radio Systems Corporation

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing May 2, 2024	3,913	3,776,463

		$83,229,827

Steel — 1.6%

Atkore International, Inc.

Term Loan, 4.02%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	22,334	$21,538,082

GrafTech Finance, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 12, 2025	26,977	24,549,519

Neenah Foundry Company

Term Loan, 7.45%, (USD LIBOR + 6.50%), Maturing December 13, 2022(2)	7,160	6,265,304

Phoenix Services International, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 1, 2025	8,406	7,026,562

Zekelman Industries, Inc.

Term Loan, 2.82%, (1 mo. USD LIBOR + 2.25%), Maturing January 24, 2027	28,050	26,647,500

		$86,026,967

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Surface Transport — 0.4%

Agro Merchants NAI Holdings, LLC

Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024		4,879	$4,440,227

Kenan Advantage Group, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022		3,734	3,133,862

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022		15,791	13,250,979

XPO Logistics, Inc.

Term Loan, 3.61%, (3 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		2,789	2,712,293

			$23,537,361

Telecommunications — 5.2%

CenturyLink, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing March 15, 2027		64,749	$61,495,541

Ciena Corporation

Term Loan, 2.47%, (1 mo. USD LIBOR + 1.75%), Maturing September 26, 2025		9,375	9,300,287

Colorado Buyer, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 1, 2024		19,389	12,326,652

Digicel International Finance Limited

Term Loan, 4.87%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		19,623	16,164,478

Gamma Infrastructure III B.V.

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	25,162	24,402,475

Global Eagle Entertainment, Inc.

Term Loan, 8.72%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		22,784	13,015,178

Intelsat Jackson Holdings S.A.

Term Loan, 6.75%, (Prime + 3.50%), Maturing January 2, 2024		13,500	13,398,750

IPC Corp.

Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing August 6, 2021		8,930	6,228,675

Onvoy, LLC

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 10, 2024		17,860	15,091,676

Plantronics, Inc.

Term Loan, 2.99%, (USD LIBOR + 2.50%), Maturing July 2, 2025(2)		13,787	11,408,870

Syniverse Holdings, Inc.

Term Loan, 6.87%, (6 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		12,255	8,688,559

34	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

T-Mobile USA, Inc.

Term Loan, Maturing April 1, 2027(5)		27,025	$26,883,119

Telesat Canada

Term Loan, 3.16%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2026		7,830	7,447,422

Zayo Group Holdings, Inc.

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 9, 2027	EUR	4,575	4,838,039

Ziggo Financing Partnership

Term Loan, 3.31%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028		57,575	54,144,509

			$284,834,230

Utilities — 0.8%

Calpine Construction Finance Company L.P.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		7,321	$7,032,548

Calpine Corp.

Term Loan, 2.66%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2024		15,002	14,559,422

Lightstone Holdco, LLC

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing January 30, 2024		1,182	944,085

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing January 30, 2024		20,956	16,738,623

Longview Power, LLC

Term Loan, 0.00%, Maturing April 13, 2021(6)		11,184	1,579,777

USIC Holdings, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 8, 2023		4,691	4,186,555

			$45,041,010

Total Senior Floating-Rate Loans (identified cost $6,992,867,280)			$6,168,294,750

Corporate Bonds & Notes — 1.9%
Security		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%

TransDigm, Inc.

8.00%, 12/15/25(9)		1,500	$1,567,500

6.25%, 3/15/26(9)		1,500	1,475,175

			$3,042,675

Security		Principal Amount* (000’s omitted)	Value

Airlines — 0.1%

Delta Air Lines, Inc.

7.00%, 5/1/25(9)		5,300	$5,437,629

			$5,437,629

Automotive — 0.2%

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.

6.25%, 5/15/26(9)		4,975	$5,012,312

Tenneco, Inc.

4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(9)(10)	EUR	6,000	4,766,946

			$9,779,258

Building and Development — 0.0%(8)

American Builders & Contractors Supply Co., Inc.

4.00%, 1/15/28(9)		875	$840,788

			$840,788

Business Equipment and Services — 0.5%

Prime Security Services Borrower, LLC/Prime Finance, Inc.

5.25%, 4/15/24(9)		9,125	$8,987,121

5.75%, 4/15/26(9)		17,950	17,770,500

			$26,757,621

Chemicals — 0.2%

Tronox, Inc.

6.50%, 5/1/25(9)		8,000	$8,050,000

			$8,050,000

Containers and Glass Products — 0.0%(8)

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC

5.125%, 7/15/23(9)		250	$252,550

			$252,550

Diversified Financial Services — 0.1%

AG Issuer, LLC

6.25%, 3/1/28(9)		4,975	$4,424,865

			$4,424,865

35	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Drugs — 0.1%

Bausch Health Cos, Inc.

5.50%, 11/1/25(9)		2,700	$2,820,150

			$2,820,150

Ecological Services and Equipment — 0.1%

GFL Environmental, Inc.

4.25%, 6/1/25(9)		6,025	$6,070,188

			$6,070,188

Entertainment — 0.0%(8)

Six Flags Theme Parks, Inc.

7.00%, 7/1/25(9)		2,400	$2,495,520

			$2,495,520

Food Products — 0.0%(8)

Iceland Bondco PLC

4.881%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(10)	GBP	1,548	$1,938,338

			$1,938,338

Food / Drug Retailers — 0.1%

Fresh Market, Inc. (The)

9.75%, 5/1/23(9)		8,600	$5,418,000

			$5,418,000

Health Care — 0.0%(8)

HCA, Inc.

5.25%, 4/15/25		1,250	$1,394,706

			$1,394,706

Leisure Goods / Activities / Movies — 0.1%

Sabre GLBL, Inc.

9.25%, 4/15/25(9)		2,925	$3,104,156

SeaWorld Parks & Entertainment, Inc.

8.75%, 5/1/25(9)		2,425	2,437,125

			$5,541,281

Radio and Television — 0.1%

iHeartCommunications, Inc.

6.375%, 5/1/26		1,159	$1,101,112

8.375%, 5/1/27		2,101	1,764,497

5.25%, 8/15/27(9)		2,500	2,242,875

Security	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)

iHeartCommunications, Inc. (continued)

4.75%, 1/15/28(9)	2,975	$2,587,209

		$7,695,693

Telecommunications — 0.2%

CenturyLink, Inc.

4.00%, 2/15/27(9)	5,400	$5,271,750

Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd.

8.75%, 5/25/24(9)	7,250	6,751,562

		$12,023,312

Utilities — 0.0%(8)

Talen Energy Supply, LLC

6.625%, 1/15/28(9)	2,380	$2,256,002

		$2,256,002

Total Corporate Bonds & Notes (identified cost $114,113,150)		$106,238,576

Asset-Backed Securities — 3.9%
Security	Principal Amount (000’s omitted)	Value

Alinea CLO, Ltd.

Series 2018-1A, Class D, 4.235%, (3 mo. USD LIBOR + 3.10%), 7/20/31(9)(10)	$2,500	$2,068,628

Series 2018-1A, Class E, 7.135%, (3 mo. USD LIBOR + 6.00%), 7/20/31(9)(10)	3,000	1,970,397

ALM Loan Funding, Ltd.

Series 2013-7RA, Class DR, 8.359%, (3 mo. USD LIBOR + 7.14%), 10/15/28(9)(10)	3,000	2,273,421

AMMC CLO 15, Ltd.

Series 2014-15A, Class ERR, 8.129%, (3 mo. USD LIBOR + 6.91%), 1/15/32(9)(10)	5,000	2,875,170

AMMC CLO XII, Ltd.

Series 2013-12A, Class ER, 7.914%, (3 mo. USD LIBOR + 6.18%), 11/10/30(9)(10)	3,525	1,987,948

Apidos CLO XX

Series 2015-20A, Class DR, 6.876%, (3 mo. USD LIBOR + 5.70%), 7/16/31(9)(10)	2,375	1,665,616

Ares LII CLO, Ltd.

Series 2019-52A, Class E, 7.648%, (3 mo. USD LIBOR + 6.55%), 4/22/31(9)(10)	1,250	927,794

36	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Ares XL CLO, Ltd.

Series 2016-40A, Class CR, 4.619%, (3 mo. USD LIBOR + 3.40%), 1/15/29(9)(10)	$2,500	$2,177,357

Series 2016-40A, Class DR, 7.569%, (3 mo. USD LIBOR + 6.35%), 1/15/29(9)(10)	3,500	2,547,503

Ares XLIX CLO, Ltd.

Series 2018-49A, Class D, 4.098%, (3 mo. USD LIBOR + 3.00%), 7/22/30(9)(10)	2,500	2,101,100

Series 2018-49A, Class E, 6.798%, (3 mo. USD LIBOR + 5.70%), 7/22/30(9)(10)	3,500	2,458,487

Ares XXXIIR CLO, Ltd.

Series 2014-32RA, Class C, 4.592%, (3 mo. USD LIBOR + 2.90%), 5/15/30(9)(10)	5,000	4,039,590

Series 2014-32RA, Class D, 7.542%, (3 mo. USD LIBOR + 5.85%), 5/15/30(9)(10)	1,000	660,859

Ares XXXVR CLO, Ltd.

Series 2015-35RA, Class E, 6.919%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	4,000	2,859,956

Babson CLO, Ltd.

Series 2015-1A, Class DR, 3.735%, (3 mo. USD LIBOR + 2.60%), 1/20/31(9)(10)	2,500	2,001,728

Series 2016-1A, Class DR, 4.093%, (3 mo. USD LIBOR + 3.05%), 7/23/30(9)(10)	1,250	1,013,211

Series 2016-1A, Class ER, 7.043%, (3 mo. USD LIBOR + 6.00%), 7/23/30(9)(10)	3,500	1,975,411

Series 2018-1A, Class C, 3.819%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	3,500	2,774,576

Bain Capital Credit CLO

Series 2018-1A, Class D, 3.743%, (3 mo. USD LIBOR + 2.70%), 4/23/31(9)(10)	5,000	3,921,170

Benefit Street Partners CLO V-B, Ltd.

Series 2018-5BA, Class C, 4.065%, (3 mo. USD LIBOR + 2.93%), 4/20/31(9)(10)	5,000	3,909,425

Series 2018-5BA, Class D, 7.085%, (3 mo. USD LIBOR + 5.95%), 4/20/31(9)(10)	3,500	1,920,979

Benefit Street Partners CLO VIII, Ltd.

Series 2015-8A, Class DR, 6.735%, (3 mo. USD LIBOR + 5.60%), 1/20/31(9)(10)	5,401	2,866,321

Benefit Street Partners CLO XIV, Ltd.

Series 2018-14A, Class D, 3.735%, (3 mo. USD LIBOR + 2.60%), 4/20/31(9)(10)	1,500	1,158,264

Benefit Street Partners CLO XVI, Ltd.

Series 2018-16A, Class D, 4.835%, (3 mo. USD LIBOR + 3.70%), 1/17/32(9)(10)	2,000	1,662,044

Series 2018-16A, Class E, 7.835%, (3 mo. USD LIBOR + 6.70%), 1/17/32(9)(10)	2,250	1,521,630

Benefit Street Partners CLO XVII, Ltd.

Series 2019-17A, Class E, 7.819%, (3 mo. USD LIBOR + 6.60%), 7/15/32(9)(10)	1,750	1,217,536

Security	Principal Amount (000’s omitted)	Value

Betony CLO 2, Ltd.

Series 2018-1A, Class C, 4.67%, (3 mo. USD LIBOR + 2.90%), 4/30/31(9)(10)	$2,500	$2,054,010

Series 2018-1A, Class D, 7.42%, (3 mo. USD LIBOR + 5.65%), 4/30/31(9)(10)	4,550	2,979,868

BlueMountain CLO, Ltd.

Series 2015-3A, Class CR, 3.735%, (3 mo. USD LIBOR + 2.60%), 4/20/31(9)(10)	5,000	3,922,410

Series 2015-3A, Class DR, 6.535%, (3 mo. USD LIBOR + 5.40%), 4/20/31(9)(10)	3,000	1,642,323

Series 2016-3A, Class DR, 4.792%, (3 mo. USD LIBOR + 3.10%), 11/15/30(9)(10)	1,500	1,181,250

Series 2016-3A, Class ER, 7.642%, (3 mo. USD LIBOR + 5.95%), 11/15/30(9)(10)	1,500	666,375

Series 2018-1A, Class D, 4.82%, (3 mo. USD LIBOR + 3.05%), 7/30/30(9)(10)	2,500	1,998,763

Series 2018-1A, Class E, 7.72%, (3 mo. USD LIBOR + 5.95%), 7/30/30(9)(10)	2,000	1,124,304

Canyon Capital CLO, Ltd.

Series 2012-1RA, Class E, 6.919%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	4,875	3,298,259

Series 2016-1A, Class DR, 4.019%, (3 mo. USD LIBOR + 2.80%), 7/15/31(9)(10)	3,000	2,457,966

Series 2016-1A, Class ER, 6.969%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	4,000	2,593,924

Series 2016-2A, Class ER, 7.219%, (3 mo. USD LIBOR + 6.00%), 10/15/31(9)(10)	4,500	2,923,299

Series 2018-1A, Class D, 4.119%, (3 mo. USD LIBOR + 2.90%), 7/15/31(9)(10)	3,000	2,450,712

Series 2018-1A, Class E, 6.969%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	2,750	1,771,754

Carlyle CLO, Ltd.

Series C17A, Class CR, 4.57%, (3 mo. USD LIBOR + 2.80%), 4/30/31(9)(10)	5,000	4,128,330

Carlyle Global Market Strategies CLO, Ltd.

Series 2012-3A, Class CR2, 4.811%, (3 mo. USD LIBOR + 3.50%), 1/14/32(9)(10)	2,500	2,005,150

Series 2012-3A, Class DR2, 7.811%, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(10)	1,500	838,593

Series 2014-3RA, Class C, 3.941%, (3 mo. USD LIBOR + 2.95%), 7/27/31(9)(10)	1,000	790,947

Series 2014-3RA, Class D, 6.391%, (3 mo. USD LIBOR + 5.40%), 7/27/31(9)(10)	2,150	1,152,525

Series 2014-4RA, Class C, 4.119%, (3 mo. USD LIBOR + 2.90%), 7/15/30(9)(10)	2,750	2,116,075

Series 2014-4RA, Class D, 6.869%, (3 mo. USD LIBOR + 5.65%), 7/15/30(9)(10)	3,500	1,942,175

Series C17A, Class DR, 7.77%, (3 mo. USD LIBOR + 6.00%), 4/30/31(9)(10)	3,500	2,008,377

37	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Cole Park CLO, Ltd.

Series 2015-1A, Class ER, 7.735%, (3 mo. USD LIBOR + 6.60%), 10/20/28(9)(10)	$2,000	$1,340,746

Dryden CLO, Ltd

Series 2018-55A, Class D, 4.069%, (3 mo. USD LIBOR + 2.85%), 4/15/31(9)(10)	1,500	1,230,429

Dryden Senior Loan Fund

Series 2015-40A, Class DR, 4.792%, (3 mo. USD LIBOR + 3.10%), 8/15/31(9)(10)	3,000	2,489,823

Series 2015-40A, Class ER, 7.442%, (3 mo. USD LIBOR + 5.75%), 8/15/31(9)(10)	2,350	1,625,448

Series 2015-41A, Class DR, 3.819%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	7,000	5,564,860

Series 2015-41A, Class ER, 6.519%, (3 mo. USD LIBOR + 5.30%), 4/15/31(9)(10)	1,268	711,927

Series 2016-42A, Class DR, 4.149%, (3 mo. USD LIBOR + 2.93%), 7/15/30(9)(10)	2,500	2,037,870

Series 2016-42A, Class ER, 6.769%, (3 mo. USD LIBOR + 5.55%), 7/15/30(9)(10)	3,500	2,384,683

Series 2018-55A, Class E, 6.619%, (3 mo. USD LIBOR + 5.40%), 4/15/31(9)(10)	2,000	1,376,256

Fort Washington CLO, Ltd.

Series 2019-1A, Class E, 8.385%, (3 mo. USD LIBOR + 7.25%), 10/20/32(9)(10)	1,000	619,604

Galaxy XV CLO, Ltd.

Series 2013-15A, Class ER, 7.864%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(10)	4,500	3,169,701

Galaxy XXV CLO, Ltd.

Series 2015-19A, Class D1R, 7.55%, (3 mo. USD LIBOR + 6.53%), 7/24/30(9)(10)	2,000	1,408,370

Series 2018-25A, Class D, 4.091%, (3 mo. USD LIBOR + 3.10%), 10/25/31(9)(10)	2,500	2,066,100

Series 2018-25A, Class E, 6.941%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	3,500	2,401,227

Goldentree Loan Management US CLO 5, Ltd.

Series 2019-5A, Class D, 4.985%, (3 mo. USD LIBOR + 3.85%), 10/20/32(9)(10)	1,500	1,287,258

Golub Capital Partners CLO, Ltd.

Series 2018-37A, Class D, 4.435%, (3 mo. USD LIBOR + 3.30%), 7/20/30(9)(10)	4,000	3,104,732

Series 2018-37A, Class E, 6.885%, (3 mo. USD LIBOR + 5.75%), 7/20/30(9)(10)	4,750	2,856,906

Series 2020-48A, Class D, 4.672%, (3 mo. USD LIBOR + 3.80%), 4/17/33(9)(10)	2,000	1,561,572

ICG US CLO, Ltd.

Series 2018-2A, Class D, 4.198%, (3 mo. USD LIBOR + 3.10%), 7/22/31(9)(10)	2,000	1,426,556

Series 2018-2A, Class E, 6.848%, (3 mo. USD LIBOR + 5.75%), 7/22/31(9)(10)	3,000	1,511,487

Security	Principal Amount (000’s omitted)	Value

Kayne CLO 5, Ltd.

Series 2019-5A, Class E, 7.72%, (3 mo. USD LIBOR + 6.70%), 7/24/32(9)(10)	$500	$366,993

Neuberger Berman CLO XVIII, Ltd.

Series 2014-18A, Class DR2, 7.029%, (3 mo. USD LIBOR + 5.92%), 10/21/30(9)(10)	2,000	1,358,270

Neuberger Berman CLO XXII, Ltd.

Series 2016-22A, Class DR, 4.235%, (3 mo. USD LIBOR + 3.10%), 10/17/30(9)(10)	2,500	2,078,473

Series 2016-22A, Class ER, 7.195%, (3 mo. USD LIBOR + 6.06%), 10/17/30(9)(10)	3,000	2,109,003

Neuberger Berman Loan Advisers CLO, Ltd.

Series 2018-28A, Class E, 6.735%, (3 mo. USD LIBOR + 5.60%), 4/20/30(9)(10)	1,950	1,354,944

Series 2019-33A, Class E, 7.976%, (3 mo. USD LIBOR + 6.80%), 10/16/32(9)(10)	950	701,509

Oaktree CLO, Ltd.

Series 2019-3A, Class D, 5.095%, (3 mo. USD LIBOR + 3.96%), 7/20/31(9)(10)	2,625	2,212,019

Series 2019-3A, Class E, 7.905%, (3 mo. USD LIBOR + 6.77%), 7/20/31(9)(10)	1,121	794,357

OHA Credit Partners VII, Ltd.

Series 2012-7A, Class ER, 9.195%, (3 mo. USD LIBOR + 7.50%), 11/20/27(9)(10)	3,000	2,234,070

Palmer Square CLO, Ltd.

Series 2013-2A, Class CRR, 4.335%, (3 mo. USD LIBOR + 3.20%), 10/17/31(9)(10)	2,500	2,119,597

Series 2013-2A, Class DRR, 6.985%, (3 mo. USD LIBOR + 5.85%), 10/17/31(9)(10)	3,250	2,276,323

Series 2015-1A, Class DR2, 7.946%, (3 mo. USD LIBOR + 6.25%), 5/21/29(9)(10)	1,850	1,350,195

Series 2018-1A, Class C, 3.635%, (3 mo. USD LIBOR + 2.50%), 4/18/31(9)(10)	3,000	2,472,933

Series 2018-1A, Class D, 6.285%, (3 mo. USD LIBOR + 5.15%), 4/18/31(9)(10)	2,000	1,367,452

Series 2018-2A, Class D, 6.776%, (3 mo. USD LIBOR + 5.60%), 7/16/31(9)(10)	2,000	1,435,392

Regatta XIII Funding, Ltd.

Series 2018-2A, Class C, 4.319%, (3 mo. USD LIBOR + 3.10%), 7/15/31(9)(10)	2,500	2,078,955

Series 2018-2A, Class D, 7.169%, (3 mo. USD LIBOR + 5.95%), 7/15/31(9)(10)	5,000	3,261,495

Regatta XIV Funding, Ltd.

Series 2018-3A, Class D, 4.191%, (3 mo. USD LIBOR + 3.20%), 10/25/31(9)(10)	2,500	2,086,527

Series 2018-3A, Class E, 6.941%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	4,500	2,925,715

Regatta XV Funding, Ltd.

Series 2018-4A, Class D, 7.491%, (3 mo. USD LIBOR + 6.50%), 10/25/31(9)(10)	3,875	2,615,718

38	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Southwick Park CLO, LLC

Series 2019-4A, Class D, 4.985%, (3 mo. USD LIBOR + 3.85%), 7/20/32(9)(10)	$1,500	$1,291,983

Series 2019-4A, Class E, 7.835%, (3 mo. USD LIBOR + 6.70%), 7/20/32(9)(10)	1,750	1,306,232

Upland CLO, Ltd.

Series 2016-1A, Class CR, 4.035%, (3 mo. USD LIBOR + 2.90%), 4/20/31(9)(10)	4,500	3,667,612

Series 2016-1A, Class DR, 7.035%, (3 mo. USD LIBOR + 5.90%), 4/20/31(9)(10)	4,625	3,071,888

Vibrant CLO 1X, Ltd.

Series 2018-9A, Class C, 4.335%, (3 mo. USD LIBOR + 3.20%), 7/20/31(9)(10)	2,500	1,770,148

Series 2018-9A, Class D, 7.385%, (3 mo. USD LIBOR + 6.25%), 7/20/31(9)(10)	3,500	1,823,294

Vibrant CLO X, Ltd.

Series 2018-10A, Class C, 4.385%, (3 mo. USD LIBOR + 3.25%), 10/20/31(9)(10)	5,000	3,634,920

Series 2018-10A, Class D, 7.325%, (3 mo. USD LIBOR + 6.19%), 10/20/31(9)(10)	5,000	2,622,945

Voya CLO, Ltd.

Series 2014-1A, Class DR2, 7.135%, (3 mo. USD LIBOR + 6.00%), 4/18/31(9)(10)	3,250	1,765,663

Series 2015-3A, Class CR, 4.285%, (3 mo. USD LIBOR + 3.15%), 10/20/31(9)(10)	2,500	1,994,768

Series 2015-3A, Class DR, 7.335%, (3 mo. USD LIBOR + 6.20%), 10/20/31(9)(10)	5,500	2,997,027

Series 2016-3A, Class CR, 4.385%, (3 mo. USD LIBOR + 3.25%), 10/18/31(9)(10)	2,000	1,606,356

Series 2016-3A, Class DR, 7.215%, (3 mo. USD LIBOR + 6.08%), 10/18/31(9)(10)	3,375	1,822,628

Series 2018-1A, Class C, 3.735%, (3 mo. USD LIBOR + 2.60%), 4/19/31(9)(10)	5,000	4,053,220

Webster Park CLO, Ltd.

Series 2015-1A, Class CR, 4.035%, (3 mo. USD LIBOR + 2.90%), 7/20/30(9)(10)	2,000	1,663,520

Series 2015-1A, Class DR, 6.635%, (3 mo. USD LIBOR + 5.50%), 7/20/30(9)(10)	2,500	1,798,968

Total Asset-Backed Securities (identified cost $306,077,474)		$216,870,177

Common Stocks — 0.6%
Security	Shares	Value

Aerospace and Defense — 0.0%(8)

IAP Global Services, LLC(4)(11)(12)	168	$2,255,065

		$2,255,065

Security	Shares	Value

Automotive — 0.0%(8)

Dayco Products, LLC(11)(12)	48,926	$366,945

		$366,945

Business Equipment and Services — 0.0%(8)

Crossmark Holdings, Inc.(11)(12)	37,581	$2,160,907

		$2,160,907

Chemicals and Plastics — 0.1%

Hexion Holdings Corp., Class B(11)(12)	454,988	$3,207,665

		$3,207,665

Electronics / Electrical — 0.0%(8)

Answers Corp.(4)(12)	642,963	$1,189,482

		$1,189,482

Health Care — 0.0%

New Millennium Holdco, Inc.(4)(11)(12)	319,499	$0

		$0

Oil and Gas — 0.3%

AFG Holdings, Inc.(4)(11)(12)	281,241	$5,939,810

Fieldwood Energy, Inc.(11)(12)	109,481	10,948

RDV Resources, Inc., Class A(4)(11)(12)	197,614	0

Samson Resources II, LLC, Class A(11)(12)	387,972	7,080,489

Southcross Holdings Group, LLC(4)(11)(12)	573	0

Southcross Holdings L.P., Class A(11)(12)	573	4,154

Sunrise Oil Gas, Inc., Class A(11)(12)	121,973	853,811

		$13,889,212

Publishing — 0.1%

ION Media Networks, Inc.(4)(12)	13,247	$5,465,182

Tweddle Group, Inc.(4)(11)(12)	18,167	122,446

		$5,587,628

Radio and Television — 0.1%

Clear Channel Outdoor Holdings, Inc.(11)(12)	482,097	$465,127

Cumulus Media, Inc., Class A(11)(12)	371,654	1,646,427

iHeartMedia, Inc., Class A(11)(12)	205,018	1,439,227

		$3,550,781

39	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%(8)

David’s Bridal, LLC(4)(11)(12)	195,511	$1,489,794

		$1,489,794

Total Common Stocks (identified cost $57,082,016)		$33,697,479

Preferred Stocks — 0.1%
Security	Shares	Value

Retailers (Except Food and Drug) — 0.1%

David’s Bridal, LLC, Series A, 8.00% (PIK)(4)(11)(12)	5,438	$435,040

David’s Bridal, LLC, Series B, 10.00% (PIK)(4)(11)(12)	22,162	1,794,235

Total Preferred Stocks (identified cost $1,794,235)		$2,229,275

Closed-End Funds — 0.6%
Security	Shares	Value

SPDR Blackstone/GSO Senior Loan ETF	803,000	$33,541,310

Total Closed-End Funds (identified cost $36,809,412)		$33,541,310

Miscellaneous — 0.0%(8)
Security	Shares	Value

Oil and Gas — 0.0%(8)

Paragon Offshore Finance Company, Class A(11)(12)	16,581	$4,974

Paragon Offshore Finance Company, Class B(11)(12)	8,290	159,583

Total Miscellaneous (identified cost $180,309)		$164,557

Warrants — 0.0%
Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Exp. 11/26/22(4)(11)(12)	37,742	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 1.7%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(13)	92,801,989	$92,801,989

Total Short-Term Investments (identified cost $92,780,838)		$92,801,989

Total Investments — 120.4% (identified cost $7,601,704,714)		$6,653,838,113

Less Unfunded Loan Commitments — (0.3)%		$(17,163,267)

Net Investments — 120.1% (identified cost $7,584,541,447)		$6,636,674,846

Other Assets, Less Liabilities — (20.1)%		$(1,108,998,273)

Net Assets — 100.0%		$5,527,676,573

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

The stated interest rate represents the weighted average interest rate at April 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(3)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description. At April 30, 2020, the total value of unfunded loan commitments is $16,048,996.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(5)	This Senior Loan will settle after April 30, 2020, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)	Amount is less than 0.05%.

40	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $318,848,438 or 5.8% of the Portfolio’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2020.

(11)	Non-income producing security.
(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	35,000,000	USD	38,262,546	HSBC Bank USA, N.A.	5/5/20	$92,189	$—

EUR	5,000,000	USD	5,429,925	State Street Bank and Trust Company	5/5/20	49,323	—

USD	17,536,586	EUR	16,059,242	HSBC Bank USA, N.A.	5/5/20	—	(61,928)

USD	160,080,491	EUR	145,711,220	Standard Chartered Bank	5/5/20	402,912	—

EUR	14,000,000	USD	15,487,608	HSBC Bank USA, N.A.	5/29/20	—	(138,738)

EUR	11,000,000	USD	11,860,310	JPMorgan Chase Bank, N.A.	5/29/20	199,516	—

EUR	26,000,000	USD	29,488,394	State Street Bank and Trust Company	5/29/20	—	(983,351)

GBP	5,000,000	USD	6,294,425	JPMorgan Chase Bank, N.A.	5/29/20	3,661	—

GBP	1,500,000	USD	1,869,790	State Street Bank and Trust Company	5/29/20	19,636	—

GBP	10,000,000	USD	12,918,550	State Street Bank and Trust Company	5/29/20	—	(322,377)

USD	3,215,892	EUR	2,875,000	Bank of America, N.A.	5/29/20	63,892	—

USD	18,479,249	EUR	16,992,435	Citibank, N.A.	5/29/20	—	(150,370)

USD	6,923,304	EUR	6,370,298	JPMorgan Chase Bank, N.A.	5/29/20	—	(60,759)

USD	188,595,175	EUR	170,593,316	State Street Bank and Trust Company	5/29/20	1,565,559	—

USD	843,261	GBP	678,198	Citibank, N.A.	5/29/20	—	(11,009)

USD	762,976	GBP	614,497	State Street Bank and Trust Company	5/29/20	—	(11,055)

USD	37,638,830	GBP	30,252,199	State Street Bank and Trust Company	5/29/20	—	(467,362)

USD	133,444,442	EUR	121,770,462	Standard Chartered Bank	6/2/20	—	(68,900)

USD	142,440,170	EUR	131,183,208	Goldman Sachs International	7/31/20	—	(1,577,939)

						$2,396,688	$(3,853,788)

Abbreviations:

DIP	–	Debtor In Possession

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

41	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value (identified cost, $7,491,760,609)	$6,543,872,857

Affiliated investment, at value (identified cost, $92,780,838)	92,801,989

Cash	20,476,066

Deposits for derivatives collateral — forward foreign currency exchange contracts	240,000

Foreign currency, at value (identified cost, $9,560,303)	9,651,630

Interest receivable	20,363,778

Dividends receivable from affiliated investment	87,718

Receivable for investments sold	56,544,028

Receivable for open forward foreign currency exchange contracts	2,396,688

Prepaid upfront fees and other fees on notes payable	5,158,481

Prepaid expenses	541,446

Total assets	$6,752,134,681

Liabilities

Notes payable	$1,020,000,000

Cash collateral due to brokers	240,000

Payable for investments purchased	194,073,959

Payable for open forward foreign currency exchange contracts	3,853,788

Payable to affiliates:

Investment adviser fee	2,291,357

Trustees’ fees	9,042

Accrued expenses	3,989,962

Total liabilities	$1,224,458,108

Net Assets applicable to investors’ interest in Portfolio	$5,527,676,573

42	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest and other income	$213,911,964

Dividends	1,515,295

Dividends from affiliated investment	960,469

Total investment income	$216,387,728

Expenses

Investment adviser fee	$17,570,433

Trustees’ fees and expenses	54,250

Custodian fee	679,282

Legal and accounting services	493,267

Interest expense and fees	24,689,155

Miscellaneous	216,062

Total expenses	$43,702,449

Net investment income	$172,685,279

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(274,163,911)

Investment transactions — affiliated investment	(27,496)

Foreign currency transactions	(2,371,774)

Forward foreign currency exchange contracts	16,700,500

Net realized loss	$(259,862,681)

Change in unrealized appreciation (depreciation) —

Investments	$(576,517,412)

Investments — affiliated investment	20,435

Foreign currency	(498,312)

Forward foreign currency exchange contracts	3,691,277

Net change in unrealized appreciation (depreciation)	$(573,304,012)

Net realized and unrealized loss	$(833,166,693)

Net decrease in net assets from operations	$(660,481,414)

43	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$172,685,279	$495,243,530

Net realized loss	(259,862,681)	(66,923,739)

Net change in unrealized appreciation (depreciation)	(573,304,012)	(288,934,917)

Net increase (decrease) in net assets from operations	$(660,481,414)	$139,384,874

Capital transactions —

Contributions	$505,864,712	$189,465,590

Withdrawals	(1,661,160,023)	(3,954,556,464)

Net decrease in net assets from capital transactions	$(1,155,295,311)	$(3,765,090,874)

Net decrease in net assets	$(1,815,776,725)	$(3,625,706,000)

Net Assets

At beginning of period	$7,343,453,298	$10,969,159,298

At end of period	$5,527,676,573	$7,343,453,298

44	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2020

Net decrease in net assets from operations	$(660,481,414)

Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:

Investments purchased	(1,387,653,618)

Investments sold and principal repayments	3,100,095,245

Increase in short-term investments, net	(13,156,351)

Net amortization/accretion of premium (discount)	(1,637,216)

Amortization of prepaid upfront fees and other fees on notes payable	1,861,406

Decrease in interest receivable	4,212,398

Decrease in dividends receivable from affiliated investment	131,272

Increase in receivable for open forward foreign currency exchange contracts	(2,347,735)

Decrease in prepaid expenses	150,106

Decrease in payable for cash collateral due to brokers	(1,249,004)

Decrease in payable for open forward foreign currency exchange contracts	(1,343,542)

Decrease in payable to affiliate for investment adviser fee	(1,032,909)

Decrease in accrued expenses	(1,451,911)

Increase in unfunded loan commitments	14,685,506

Net change in unrealized (appreciation) depreciation from investments	576,496,977

Net realized loss from investments	274,191,407

Net cash provided by operating activities	$1,901,470,617

Cash Flows From Financing Activities

Proceeds from capital contributions	$505,864,712

Payments for capital withdrawals	(1,661,160,023)

Proceeds from notes payable	840,000,000

Repayments of notes payable	(1,660,000,000)

Payment of prepaid upfront fees and other fees on notes payable	(5,906,250)

Net cash used in financing activities	$(1,981,201,561)

Net decrease in cash and restricted cash*	$(79,730,944)

Cash and restricted cash at beginning of period(1)	$110,098,640

Cash and restricted cash at end of period(1)	$30,367,696

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$30,807,357

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $93,292.

(1)	Balance includes foreign currency, at value.

45	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

April 30, 2020

Cash	$20,476,066

Deposit for derivatives collateral —

Forward foreign currency exchange contracts	240,000

Foreign currency	9,651,630

Total cash and restricted cash as shown on the Statement of Cash Flows	$30,367,696

46	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Financial Highlights

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2019	2018	2017	2016	2015

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(1)	0.56	%(2)	0.55%	0.51%	0.52%	0.58%	0.58%

Interest and fee expense	0.73	%(2)	0.88%	0.47%	0.34%	0.44%	0.34%

Total expenses(1)	1.29	%(2)	1.43%	0.98%	0.86%	1.02%	0.92%

Net investment income	5.11	%(2)	5.63%	4.92%	4.68%	5.52%	5.09%

Portfolio Turnover	17	%(3)	17%	29%	39%	38%	27%

Total Return	(9.40	)%(3)	2.04%	5.41%	6.43%	8.32%	0.72%

Net assets, end of period (000’s omitted)	$5,527,677		$7,343,453	$10,969,159	$7,797,557	$5,325,638	$5,340,032

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

47	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2020, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance Short Duration Inflation-Protected Income Fund held an interest of 97.8%, 1.3% and 0.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to,

48

Senior Debt Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2020, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, 0.40% over $2 billion up to and including $7 billion, 0.3875% over $7 billion up to and including $10 billion, 0.375% over

49

Senior Debt Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

$10 billion up to and including $15 billion and 0.3625% on gross assets over $15 billion, and is payable monthly. Gross assets of the Portfolio are calculated by deducting all liabilities of the Portfolio except the principal amount of any indebtedness for money borrowed, including debt securities issued by the Portfolio. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2020, the Portfolio’s investment adviser fee totaled $17,570,433 or 0.52% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $1,440,146,957 and $3,057,963,842, respectively, for the six months ended April 30, 2020.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,586,272,539

Gross unrealized appreciation	$15,001,751

Gross unrealized depreciation	(966,056,544)

Net unrealized depreciation	$(951,054,793)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2020 is included in the Portfolio of Investments. At April 30, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $3,853,788. At April 30, 2020 there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

50

Senior Debt Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2020.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2020 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$2,396,688	$(3,853,788)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$63,892	$—	$—	$(63,892)	$—

HSBC Bank USA, N.A.	92,189	(92,189)	—	—	—

JPMorgan Chase Bank, N.A.	203,177	(60,759)	—	(100,000)	42,418

Standard Chartered Bank	402,912	(68,900)	—	—	334,012

State Street Bank and Trust Company	1,634,518	(1,634,518)	—	—	—

	$2,396,688	$(1,856,366)	$—	$(163,892)	$376,430

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Citibank, N.A.	$(161,379)	$—	$—	$—	$(161,379)

Goldman Sachs International	(1,577,939)	—	—	—	(1,577,939)

HSBC Bank USA, N.A.	(200,666)	92,189	—	—	(108,477)

JPMorgan Chase Bank, N.A.	(60,759)	60,759	—	—	—

Standard Chartered Bank	(68,900)	68,900	—	—	—

State Street Bank and Trust Company	(1,784,145)	1,634,518	—	—	(149,627)

	$(3,853,788)	$1,856,366	$—	$—	$(1,997,422)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

51

Senior Debt Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2020 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$16,700,500	$3,691,277

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2020, which is indicative of the volume of this derivative type, was approximately $810,570,000.

6  Revolving Credit and Security Agreement

The Portfolio has entered into a Revolving Credit and Security Agreement, as amended (the Loan Facility) with certain Citibank, N.A. (“Citi”) sponsored conduits (the “Conduit Lenders”) that issue commercial paper, certain banks (the “Direct Lenders”) and Citi as secondary lender (together with any other secondary lenders, the “Secondary Lenders”) and as agent (the “Agent”) for the Conduit Lenders, the Direct Lenders and the Secondary Lenders that allows it to borrow up to $2.625 billion ($2.917 billion from October 15, 2019 to March 9, 2020) and to invest the borrowings in accordance with its investment practices. Borrowings under the Loan Facility are secured by the assets of the Portfolio and is in effect through March 8, 2021. In connection with borrowings from a Conduit Lender, the Portfolio pays to the Conduit Lender an amount equal to the Conduit Lender’s cost of borrowing (i.e., the interest payable on commercial paper issued by such Conduit Lender) plus a dealer commission (collectively, the “CP Rate”) multiplied by the principal amount of the advance to the Portfolio under the Loan Facility. In addition, the Portfolio pays a drawn fee to Citi on behalf of the Conduit Lenders equal to 0.85% per annum on its outstanding borrowings, a liquidity fee payable to the Secondary Lenders equal to 0.15% or 0.25% per annum of the undrawn amount under the Loan Facility depending on the amount borrowed by the Portfolio thereunder, and an upfront fee equal to 0.10% of the total commitment amount under the Loan Facility. The Portfolio pays substantially similar fees with respect to borrowings from the Direct Lenders, but it pays one-month LIBOR (or such other duration as approved by the Agent) on advances rather than the CP Rate. In the event that the Conduit Lenders are unable to fund their commitment and the Secondary Lenders provide backstop liquidity, the Portfolio is charged an interest rate similar to that paid to the Direct Lenders but a drawn fee that is substantially higher than the drawn fee paid to the Direct Lenders. Drawn and liquidity fees for the six months ended April 30, 2020 totaled $8,449,381 and are included in interest expense and fees on the Statement of Operations. In connection with the renewal of the Loan Facility on March 9, 2020, the Portfolio paid upfront fees of $2,625,000 and, shortly thereafter on March 19, 2020, the Portfolio paid waiver fees of $3,281,250 in connection with a reduction of Portfolio net asset value during the month of March 2020 due to market volatility; these aggregate upfront and waiver fees are being amortized to interest expense through March 8, 2021. The unamortized balance at April 30, 2020 is approximately $5,158,000 and is included in prepaid upfront fees and other fees on notes payable on the Statement of Assets and Liabilities. At April 30, 2020, the Portfolio had borrowings outstanding under the Loan Facility of $1,020,000,000 at an annual interest rate of 1.15%. Based on the short-term nature of borrowings under the Loan Facility and the variable interest rate, the carrying amount of the borrowings at April 30, 2020 approximated its fair value. If measured at fair value, borrowings under the Loan Facility would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2020. For the six months ended April 30, 2020, the average borrowings under the Loan Facility and the average annual interest rate (excluding fees) were $1,705,741,758 and 1.68%, respectively.

7  Investments in Affiliated Funds

At April 30, 2020, the value of the Portfolio’s investment in affiliated funds was $92,801,989, which represents 1.7% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$79,652,699	$2,163,820,224	$(2,150,663,873)	$(27,496)	$20,435	$92,801,989	$960,469	92,801,989

52

Senior Debt Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$6,148,184,339	$2,947,144	$6,151,131,483

Corporate Bonds & Notes	—	106,238,576	—	106,238,576

Asset-Backed Securities	—	216,870,177	—	216,870,177

Common Stocks	6,758,446	10,477,254	16,461,779	33,697,479

Preferred Stocks	—	—	2,229,275	2,229,275

Closed-End Funds	33,541,310	—	—	33,541,310

Miscellaneous	—	164,557	—	164,557

Warrants	—	—	0	0

Short-Term Investments	—	92,801,989	—	92,801,989

Total Investments	$40,299,756	$6,574,736,892	$21,638,198	$6,636,674,846

Forward Foreign Currency Exchange Contracts	$—	$2,396,688	$—	$2,396,688

Total	$40,299,756	$6,577,133,580	$21,638,198	$6,639,071,534

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(3,853,788)	$—	$(3,853,788)

Total	$—	$(3,853,788)	$—	$(3,853,788)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2020 is not presented.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

53

Senior Debt Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Portfolio’s investments.

54

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

55

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Senior Debt Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Advantage Fund (the “Fund”) invests, and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes in such personnel. In particular, the Board considered the abilities and experience of the Adviser’s

56

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

investment professionals in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of accounts. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

57

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

58

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2020

Officers and Trustees

Officers of Eaton Vance Floating-Rate Advantage Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Senior Debt Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Advantage Fund and Senior Debt Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

59

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

60

Investment Adviser of Senior Debt Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7763    4.30.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2020